Income Taxes (Details) - Schedule of unrecognized tax benefits ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule of unrecognized tax benefits [Abstract]
Balance	¥ 70,350		¥ 70,350	¥ 72,778
Gross increase in tax positions				(2,428)
Balance	¥ 70,350	$ 10,105	¥ 70,350	¥ 70,350